Short-term investments (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investments
Interest income from short-term investments	$ 1,577	¥ 10,979	¥ 11,685	¥ 17,202